LOANS PAYABLE	12 Months Ended
Dec. 31, 2021
Loans Payable [Abstract]
LOANS PAYABLE
8	LOANS PAYABLE

Loans payable consisted of the following:

Description	Interest Rate	Maturity	December 31, 2021	December 31, 2020

Stanislav Minaychenko	4.0%	September 16, 2020	$-	$14,530
Maxim Pukhoskiy	4.0%	June 16, 2020	-	8,041
Dieter Busenhart	10.0%	January 17, 2021	-	1,062
Total loans payable			$-	$23,633

Interest expense totaled $134 and $1,558 for the year ended December 31, 2021 and 2020, respectively.

Stanislav Minaychenko

On December 17, 2019, in terms of a settlement agreement entered into between the Company, Qpagos Corporation and Stanislav Minaychenko, the Company issued a promissory note to Mr. Minaychenko in settlement of $23,893 owing to him in terms of a service agreement dated September 1, 2015. The promissory note bears interest at 4% per annum, is unsecured and matures on June 16, 2020.

During the year ended December 31, 2021, the Company repaid the aggregate principal sum of $13,893 and interest thereon of $717, thereby extinguishing the note.

Maxim Pukhoskiy

On December 17, 2019, in terms of a settlement agreement entered into between the Company, Qpagos Corporation and Maxim Pukhoskiy, the Company issued a promissory note to Mr. Pukhoskiy in settlement of $17,856 owing to him in terms of a service agreement dated May 1, 2015. The promissory note bears interest at 4% per annum, is unsecured and matures on June 16, 2020.

During the year ended December 31, 2021, the Company repaid the aggregate principal sum of $7,656 and interest thereon of $429, thereby extinguishing the note.

Dieter Busenhart

On July 17, 2020, the Company issued a promissory note to Dieter Busenhart in the aggregate principal amount of $50,000 for net proceeds of $50,000, bearing interest at 10% per annum and maturing on January 17, 2021.

During the year ended December 31, 2021, the Company repaid the aggregate principal sum of $500.

The balance remaining on the promissory note consists of accrued interest of $571 was recorded under accrued liabilities.